STOCK OPTION PLAN (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Oct. 31, 2010
STOCK OPTION PLAN [Abstract]
Price per share, minimum percentage of fair market value	100.00%
Stock owned, maximum percentage of total combined voting power	10.00%
Price per share for employees owning more than 10% of voting power, minimum percentage of fair market value	110.00%
Price per share, minimum percentage of fair market value for non-qualified stock options granted	50.00%
Number of shares authorized				60,000,000
Stock option plan longevity term	10 years
Stock options expiration term, maximum	3 years
Stock options expiration term for employees owning more than 10% of voting power, maximum	5 years
Share-based compensation	$ 29,615	$ 369,385	$ 867,365
Unrecognized compensation expense	$ 23,138